Employee Incentive and Retirement Plans - Restructuring (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Severance expense	$ 2,730	$ 0	$ 0
Selling and Marketing Expense [Member]
Restructuring Cost and Reserve [Line Items]
Severance expense	772
Origination And Servicing Expense [Member]
Restructuring Cost and Reserve [Line Items]
Severance expense	1,174
Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Severance expense	134
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Severance expense	$ 650